Basis Of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation [Abstract]
Basis of Presentation
NOTE 1 - Basis Of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the consolidated financial position and results of operations of Orckit Communications Ltd. and its subsidiaries ("Orckit" or the "Company"). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in the Company's Annual Report on Form 20-F dated May 15, 2012, as filed with the Securities and Exchange Commission. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.

The Company has suffered recurring losses as well as negative cash flows from operating activities and has a capital deficiency. Prior to entering into the arrangement with the Company's note holders described in Note 11, in order to allow time for negotiation, from time to time, the holders of the Company's Series A convertible notes granted extensions and deferrals to dates on which the Company was due to make payments on account of these notes. The Company had expected to reduce the principal amount outstanding under its Series A and Series B convertible notes as a result of this arrangement which provided, in part, for a substantial reduction in the conversion price with respect to these notes for a limited period of time. Pursuant to the arrangement, an aggregate of NIS 13,980,410 (or approximately $3.6 million) principal amount of these notes were converted into the Company's ordinary shares. As a result, an aggregate of NIS 97,793,918 (or approximately $24.9 million) of principal amount of these notes were outstanding as of August 6, 2012, the last day of the period in which the lowest conversion prices were in effect. During August 2012, pursuant to the terms of the arrangement, the Company repaid an aggregate of NIS 31,780,023 (or approximately $8.1 million) of the principal amount of the Series A and Series B notes. An aggregate principal amount of NIS 66,013,894 (or approximately $16.8 million) with respect to these notes is required to be paid between October 2012 and July 2014, with the remaining NIS 17,941,534 (or approximately $4.6 million) in principal amount of Series B notes required to be paid in December 2017. The principal amounts of notes indicated above do not include amounts for CPI linkage or accrued interest. The U.S. Dollar translations appearing in this note are based on the representative exchange rate published by the Bank of Israel on July 3, 2012.

The Company believes that there is a doubt about its ability to continue its operations as a going concern. The Company continues to evaluate various financing alternatives through fund raising in the public or private equity markets. Given the low level of conversions of the notes to ordinary shares pursuant to the arrangement, there can be no assurance that the Company will be able to raise additional capital. The Company may also consider other measures such as additional operating cost reductions and the sale or license of a portion of its intellectual property. The Company's consolidated financial statements for the year ended December 31, 2011 and for the six months ended June 30, 2012 have been prepared assuming that it will continue as a going concern and do not include any adjustments that might result from the resolution of the uncertainties with respect to its ability to repay the outstanding principal amount of the Series A and Series B notes..

On March 29, 2012, a NASDAQ Listing Qualifications Panel (the "Panel") determined to transfer the Company's listing to The NASDAQ Capital Market and granted the Company until June 27, 2012 to achieve compliance with the $2.5 million stockholders' equity requirement for continued listing for that market. On June 20, 2012, the Company was notified by The NASDAQ Stock Market that trading in the Company's securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB. The Company continues to be subject to the U.S. securities laws and the regulations of the U.S. Securities and Exchange Commission. The Company's ordinary shares also continue to be listed on the Tel Aviv Stock Exchange.